Schedule of cost and accumulated depreciation (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Cost, beginning balance	$ 3,168,130	$ 2,057,525
Additions	944,187	1,112,399
Translation adjustment	(95,104)	(1,794)
Cost, ending balance	4,017,213	3,168,130
Accumulated depreciation, beginning balance	956,355	338,571
Depreciation	592,942	616,532
Translation adjustment	(27,857)	1,252
Accumulated depreciation, ending balance	1,521,440	956,355
Net carrying value	$ 2,495,773	$ 2,211,775